Summary of Information Related to Stock Acquisition Rights (Detail) (JPY ¥)	1 Months Ended	12 Months Ended
	Jul. 31, 2009	Mar. 31, 2013 Stock Options Fiscal 2003 Plan		Mar. 31, 2013 Stock Options Fiscal 2004 Plan		Mar. 31, 2013 Stock Options Fiscal 2005 Plan		Mar. 31, 2013 Stock Options Fiscal 2006 Plan		Mar. 31, 2013 Stock Options Fiscal 2007 Plan		Mar. 31, 2013 Stock Options Fiscal 2008 Plan		Mar. 31, 2013 Stock Options Fiscal 2009 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise period, range start		Jun. 27, 2004		Jun. 26, 2005		Jun. 24, 2006		Jun. 22, 2007		Jun. 21, 2008		Jul. 05, 2009		Jul. 18, 2010
Exercise period, range end		Jun. 26, 2012		Jun. 25, 2013		Jun. 23, 2014		Jun. 21, 2015		Jun. 20, 2016		Jun. 22, 2017		Jun. 24, 2018
Number of shares Initially granted	18,000,000	4,533,000	[1]	5,160,000	[1]	5,289,000	[1]	4,774,000	[1]	1,942,000	[1]	1,449,800	[1]	1,479,000	[1]
Exercise Price		¥ 721	[1]	¥ 700	[1]	¥ 1,172	[1]	¥ 1,891	[1]	¥ 2,962	[1]	¥ 3,101	[1]	¥ 1,689	[1]

[1]	The number of shares and exercise price of the granted options were adjusted for the 10-for-1 stock split implemented on April 1, 2013.